Note 7 - Right-of-use Asset and Lease Obligation - Right-of-use Assets (Details)	3 Months Ended
Mar. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Right-of-use assets at January 1, 2020	$ 514,181
Depreciation on right-of-use assets	(22,469)
Right-of-use assets at March 31, 2020	$ 491,712